Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN INVESTORS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 16, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2014